FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2001

                 Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [X] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Joseph F. Downes
                                 Managing Member
                                 (415) 421-2132





                            /s/  Joseph F. Downes
                            -------------------------
                            San Francisco, California
                                December 18, 2001



                                  Report Type:
                               13F Holdings Report




                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                        1

                    Form 13 F Information Table Value Total:

                              $ 16,341 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.


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

Farallon Capital Management, L.L.C.
FORM 13F
June 30, 2001



Column 1                    Column 2        Column 3    Column 4    Column 5            Column 6     Column 7  Column 8

                                                                                                               Voting Authority
                                                        Value       Shares/  Sh/  Put/  Investment   Other     ----------------
Name of Issuer              Title of Class  CUSIP       (x $1,000)  Prn Amt  Prn  Call  Discretion   Managers  Sole     Shared None
--------------              --------------  ---------   ---------   -------  --- -----  ----------   --------  -------  ------ ----
Banco Latino Americano      CL E            P16994132    16,341     444,400  SH         Other        01        444,400
   de Exportaciones, S.A.
